INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                           INVESCO Equity Income Fund
                              INVESCO Balanced Fund
                            INVESCO Total Return Fund
                              (September 30, 1999)

                        INVESCO MONEY MARKET FUNDS, INC.
                           INVESCO Cash Reserves Fund
                           INVESCO Tax-Free Money Fund
                       INVESCO U.S. Government Money Fund
                              (September 30, 1999)

                            INVESCO STOCK FUNDS, INC.
                          INVESCO Blue Chip Growth Fund
                              INVESCO Dynamics Fund
                              INVESCO Endeavor Fund
                          INVESCO Growth & Income Fund
                        INVESCO Small Company Growth Fund
                           INVESCO S&P 500 Index Fund
                            INVESCO Value Equity Fund
                                (August 31, 1999)

     Supplement to Prospectuses Dates of Which are Indicated in Parenthesis


Effective January 31, 2000, the existing class of shares of the above-named Funds is hereby designated as "Investor Class."

The section of the Funds' Prospectuses entitled "Your Account Services" is amended to add the following new subsection after the subsection entitled "Telephone Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplement dated December 31, 1999 to the INVESCO Combination Stock & Bond Funds, Inc. Prospectus.

The date of this Supplement is January 31, 2000.